Benefit Plans (Details Narrative) - OneMain Holdings, Inc. [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United States Postretirement Benefit Plan of US Entity [Member]
ScheduleOfDefinedContributionPlanDisclosuresLineItems [Line Items]
Maximum employer matching contribution	100.00%	100.00%	100.00%
Percentage of employee salary eligible for employer matching contribution	4.00%	4.00%	4.00%
Maximum employer discretionary profit sharing contribution as percentage of annual pay	4.00%
Salaries and benefit expense related to plan	$ 21	$ 20	$ 16
Foreign Postretirement Benefit Plan [Member]
ScheduleOfDefinedContributionPlanDisclosuresLineItems [Line Items]
Maximum employer matching contribution	100.00%
Percentage of employee salary eligible for employer matching contribution	3.00%
Employer's match of employees' contributions of the next 3% of eligible compensation	50.00%
Percentage of eligible compensation, matched 50% by employer	3.00%
United States Pension Plan of US Entity [Member]
ScheduleOfDefinedContributionPlanDisclosuresLineItems [Line Items]
Minimum eligibility age to participate in the plan	21 years
Continuous service period required to participate in the plan	12 months
Vesting period	5 years
Normal retirement age	65 years
Maximum credited service period	44 years
Foreign Pension Plan [Member]
ScheduleOfDefinedContributionPlanDisclosuresLineItems [Line Items]
Minimum eligibility age to participate in the plan	21 years
Continuous service period required to participate in the plan	1 year
Pension Plan [Member]
ScheduleOfDefinedContributionPlanDisclosuresLineItems [Line Items]
Defined Benefit Plan, Benefit Obligation Unfunded Plans	$ 10	10	$ 10
Accumulated benefit obligation	385	$ 388
Estimated net loss	1
Estimated prior service credit	0
Other Postretirement Benefit Plan [Member]
ScheduleOfDefinedContributionPlanDisclosuresLineItems [Line Items]
Estimated net loss and prior service credit	$ 0